SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of reconciliation of Class A ordinary shares subject to possible redemption

Gross proceeds	$253,000,000
Less:
Fair value of public warrants at issuance	(11,005,500)
Fair value of Rights at issuance	(10,120,000)
Issuance costs allocated to Class A ordinary shares subject to possible redemption	(13,303,666)
Plus:
Accretion of carrying value to redemption value	34,429,166
Class A ordinary shares subject to possible redemption at December 31, 2021	253,000,000
Plus:
Accretion of carrying value to redemption value	3,818,611
Class A ordinary shares subject to possible redemption at December 31, 2022	$256,818,611

Schedule of calculation of basic and diluted net loss per ordinary share

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

			For the period from July 2,
	For the year ended		2021 (inception) through
	December 31, 2022		December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share:
Numerator:
Net income (loss)	$1,866,765	452,387	$(35,291)	$(75,047)
Denominator:
Basic and diluted weighted average shares outstanding	26,100,000	6,325,000	2,437,912	5,184,204
Basic and diluted net income (loss) per share	$0.07	$0.07	$(0.01)	$(0.01)